SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 35,254	$ 22,731	$ 13,703	$ 27,125
Computer equipment and software	55,289	72,718	70,586	46,120
Leasehold improvements	75,424	79,511	70,811	83,413
Leasehold improvement and equipment, gross	165,967	174,960	155,100	156,658
Less: accumulated depreciation	(148,147)	(144,563)	(101,124)	(56,001)
Leasehold improvement and equipment, net	$ 17,820	$ 30,397	$ 53,976	$ 100,656